THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share,
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share,
ChoicePlus AssuranceSM A Class, ChoicePlus AssuranceSM B Class,
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design, ChoicePlusSM Rollover
ChoicePlus AssuranceSM Series, ChoicePlusSM Signature
ChoicePlus AssuranceSM (Prime), ChoicePlusSM Fusion, ChoicePlusSM Advisory,
ChoicePlusSM Select B Share, Lincoln Investor Advantage®, Lincoln Investor Advantage® (2018),
Lincoln Investor Advantage® Fee-Based, Lincoln Investor Advantage® Advisory

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share,
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share,
ChoicePlus AssuranceSM A Class, ChoicePlus AssuranceSM B Class,
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design,
ChoicePlus AssuranceSM Series, ChoicePlusSM Signature
ChoicePlus AssuranceSM (Prime), ChoicePlusSM Fusion, ChoicePlusSM Advisory,
Lincoln Investor Advantage®, Lincoln Investor Advantage® (2018),
Lincoln Investor Advantage® Fee-Based, Lincoln Investor Advantage® Advisory

Prospectus Supplement dated August 21, 2020

This Supplement to your prospectus outlines a change to the investment options under your variable annuity contract. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Fund Fees and Expenses: The fees and expenses for the American Century VP Balanced Fund have been updated since your May 1, 2020 prospectus and are listed below:

The following table shows the expenses charged by the fund (as a percentage of each fund’s average net assets):

	Management Fees (before any waivers/ reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
American Century VP Balanced Fund Class II*	0.90%	0.25%	0.01%	0.00%	1.16%	-0.04%	1.12%
* The advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

Please retain this Supplement for future reference.